Financial Highlights for VCA-10
   Income and Capital Changes Per Accumulation
Unit*
(For an Accumulation Unit outstanding throughout the year)



Year Ended December 31,

1997       1996       1995        1994       1993
Investment Income
$   .0757   $  .0657   $  .0609   $  .0563   $
 .0855
Expenses
  For investment management fee
 .0154      .0118      .0094      .0083      .0077
  For administrative expenses
 .0461      .0354      .0282      .0251      .0230
Net Investment Income
 .0142      .0185      .0233      .0229      .0548

Capital Changes
  Net realized gain on investments
1.2761      .5085      .3850      .1947      .2763
  Net unrealized appreciation (depreciation)
  of investments
 .3841      .5682      .4744     (.2148)     .2599

Net Increase in Unit Accumulation Value
1.6744     1.0952      .8827      .0028      .5910

Accumulation Unit Value
  Beginning of year
5.3383     4.2431     3.3604     3.3576     2.7666
  End of year
$7.0127    $5.3383    $4.2431    $3.3604
$3.3576

Ratio of Expenses To
  Average Net Assets**
1.00%      1.00%      1.00%      1.00%      1.00%

Ratio of Net Investment Income To
  Average Net Assets**
 .24%       .39%       .61%       .68%      1.78%

Portfolio Turnover Rate
47%        52%        45%        32%        45%

Average Commission Rate Paid Per Share
$  .0531   $  .0538        N/A        N/A
N/A

Number of Units Outstanding
  for Participants at end of year
  (000's omitted)
83,261     91,532     81,817     79,189     73,569

*Calculated by accumulating the actual per unit amounts daily.
**These calculations exclude Prudential's equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing
Participants' Accumulation Accounts by a number of Accumulation Units equal in value to the charge.
                                 See Notes to
Financial Statements

                              Financial Statements
of VCA-10

                     Statement of Net Assets as of
December 31, 1997


Common Stock
Value
Investments                          Shares
[Note 2A]
Aerospace/Defense -- 2.7
Doncasters PLC - ADR(D)
  (United Kingdom)                   136,400
$2,881,450
Gen Corp.                            265,000
6,625,000
Litton Industries, Inc.(D)            89,300
5,134,750
Primex Technologies, Inc.             44,700
1,508,625

16,149,825
Autos & Trucks -- 2.1%
Borg-Warner Automotive, Inc.         142,500
7,410,000
Lear Corp.(D)                         60,400
2,869,000
Tower Automotive, Inc.(D)             59,200
2,490,100

12,769,100
Chemicals -- 7.4%
Agrium, Inc.                         443,100
5,400,281
BOC Group PLC - ADR
  (United Kingdom)                   101,500
3,343,156
Chemfirst, Inc.(D)                   155,100
4,381,575
Cytec Industries, Inc.(D)             89,500
4,200,906
Dow Chemical                          41,300
4,191,950
Imperial Chemical Industries - ADR
  (United Kingdom)                    51,800
3,363,763
Mississippi Chemical Corp.           314,586
5,741,195
Olin Corp.                            95,000
4,453,125
Solutia, Inc.                        130,100
3,472,044
Spartech Corp.                       135,000
2,041,875
Union Carbide                         71,600
3,074,325

43,664,195
Computer Related -- 0.3%
Digital Equipment(D)                  44,600
1,650,200

Consumer Services -- 4.0%
Archer - Daniels - Midland Co.        79,460
1,723,289
Darden Restaurants                   522,000
6,525,000
Hilton Hotels Corp.(D)                93,000
2,766,750
Ogden Corp.                          118,200
3,331,762
RFS Hotel Investors, Inc.(D)         151,200
3,014,550
360 Communications Co.(D)            136,500
2,755,594
Whitman Corp.                        136,500
3,557,531

23,674,476
Containers and Packaging -- 2.6%
ACX Technologies, Inc.(D)             93,700
2,289,794
Aptargroup, Inc.                      67,000
3,718,500
Alltrista Corp.(D)                   170,200
4,829,425
U.S. Can Corp.(D)                    264,200
4,458,375

15,296,094
Electrical Equipment -- 0.6%
Belden, Inc.                          97,100
$3,422,775

Electronics -- 3.5%
Anixter International(D)             143,000
2,359,500
Dallas Semiconductor Corp.           129,200
5,264,900
Marshall Industries(D)               162,700
4,881,000
Methode Electronics, Inc.            122,000
1,982,500
Pioneer Standard Electronics         390,800
5,959,700

20,447,600
Engineering & Construction -- 4.4%
American Standard Cos.(D)             83,600
3,202,925
Apogee Enterprises, Inc.(D)           38,500
457,187
Cameron Ashley Building Products(D)  127,400
2,133,950
Giant Cement Holding, Inc.(D)        261,500
6,047,188
Gradall Industries, Inc.(D)          243,200
4,012,800
Texas Industries, Inc.               218,000
9,810,000

25,664,050
Exploration & Production -- 4.4%
Cabot Oil & Gas Corp.                150,800
2,931,175
Comstock Resources, Inc.(D)          167,000
1,993,563
Occidental Petroleum Corp.           166,900
4,892,256
Oryx Energy Co.(D)                   241,100
6,148,050
Pioneer Natural Resources Co.        185,100
5,356,331
Seagull Energy Corp.(D)               32,900
678,562
Vintage Petroleum, Inc.              193,800
3,682,200

25,682,137
Financial Services -- 3.9%
Beneficial Corp.                     102,500
8,520,312
Financial Security Assurance
  Holdings Corp.                     134,900
6,508,925
Morgan Stanley Dean Witter
  Discover & Co.                       9,700
573,512
Travelers Group, Inc.                130,899
7,052,184

22,654,933
Healthcare -- 2.1%
Columbia HCA Healthcare Corp.        106,100
3,143,213
Mallinckrodt, Inc.                    75,700
2,876,600
Tenet Healthcare(D)                  189,800
6,287,125
Wellpoint Health Networks(D)           5,100
215,475

12,522,413

                     See Notes to Financial
Statements

                  Financial Statements of VCA-10

           Statement of Net Assets as of December
31, 1997


Common Stock
Value
Investments                          Shares
[Note 2A]
Housing Related -- 2.0%
Furniture Brands International,
  Inc.(D)                            234,300
$4,803,150
Owens Corning Fiberglass Corp.        89,300
3,047,363
Triangle Pacific Corp.(D)            110,200
3,733,025

11,583,538
Insurance -- 8.3%
Allied Group, Inc.                   163,950
4,693,069
Lincoln National Corp.                37,100
2,898,437
Loews Corp.                           29,000
3,077,625
MMI Companies, Inc.                  230,820
5,799,342
NAC Re Corp.                         191,800
9,362,238
Reinsurance Group of America         121,950
5,190,497
Safeco Corp.(D)                       62,900
3,066,375
Trenwick Group, Inc.                 180,150
6,778,144
W.R. Berkley Corp.                   181,500
7,963,312

48,829,039
Leisure -- 1.3%
Servico, Inc.(D)                     234,400
3,955,500
Sonic Corp.(D)                       129,200
3,633,750

7,589,250
Machinery -- 5.5%
Allied Products Corp.                247,500
5,940,000
Applied Power Co.
  (Class "A" Stock)                   81,800
5,644,200
Columbus McKinnon Corp.              151,600
3,676,300
Denison International PLC - ADR(D)
  (United Kingdom)                    98,800
1,704,300
Hardinge, Inc.                       131,400
4,894,650
Harnischfeger Industries             200,600
7,083,688
Ingersoll - Rand Co.(D)               83,600
3,385,800

32,328,938
Media -- 8.9%
Century Communications Corp.
  (Class "A" Stock)                  697,700
6,802,575
Comcast Corp.
  (Class "A" Stock)                  128,000
4,080,000
Comcast Corp.
  (Class "A" Stock) Special          207,295
6,542,748
Cox Communication, Inc.
  (Class "A" Stock)(D)               108,213
4,335,283
Harcourt General, Inc.                83,100
4,549,725
Tele-Communications, Inc.
  Liberty Media Group (Series A)(D)  165,500
5,999,375
Time Warner, Inc.                     87,800
5,443,600
U.S. West Media Group(D)             351,700
10,155,338
Viacom, Inc.
  (Class "B" Stock)(D)               105,800
4,384,088

52,292,732
Metals -- 3.9%
The Carbide/Graphite Group(D)        326,500
$11,019,375
Cleveland - Cliffs, Inc.(D)           65,000
2,977,812
Reliance Steel & Aluminum            140,000
4,165,000
Ucar International, Inc.(D)          115,800
4,624,763

22,786,950

Miscellaneous-Industrial -- 11.1%
Clarcor, Inc.                        148,300
4,393,388
Coltec Industries, Inc.(D)           209,600
4,860,100
Crane Co.                             99,400
4,311,475
Flowserve Corp.                      166,491
4,651,342
Global Industrial
  Technologies, Inc.(D)              343,300
5,814,644
Harsco Corp.                          80,400
3,467,250
Idex Corp.                            79,500
2,772,563
Mark IV Industries, Inc.             215,110
4,705,531
Pentair, Inc.                         89,600
3,220,000
PPG Industries, Inc.                  83,800
4,787,075
Regal Beloit Corp.                   128,700
3,804,694
United Dominion Industries           290,300
7,348,219
Varian Associates, Inc.               61,700
3,119,706
Wolverine Tube, Inc.(D)              252,900
7,839,900

65,095,887
Paper Products -- 1.3%
Boise Cascade Corp.                   77,800
2,353,450
Georgia Pacific Corp. (GP Group)(D)    5,000
303,750
Georgia Pacific Corp.
  (Timber Group)(D)                    5,000
113,437
International Paper Co.               66,300
2,859,187
Louisiana - Pacific Corp.            110,000
2,090,000

7,719,824
Railroads -- 3.7%
Burlington Northern Santa Fe          80,000
7,435,000
Greenbrier Companies, Inc.           170,100
2,944,856
Illinois Central Corp.               133,000
4,530,312
Union Pacific Corp.                   46,400
2,897,100
Varlen Corp.                         151,578
3,716,026

21,523,294

                          See Notes to Financial
Statements

                             Financial Statements
of VCA-10

                    Statement of Net Assets as of
December 31, 1997


Common Stock
Value
Investments                          Shares
[Note 2A]

Regional Banks -- 3.4%
Banc One Corp.                        51,500
$2,797,094
First Chicago NBD Corp.               62,772
5,241,462
First Commerce Corp.                   4,700
316,075
Norwest Corp.                        224,000
8,652,000
PNC Bank Corp.                        51,000
2,910,187

19,916,818
Retail -- 3.8%
BJ's Wholesale Club, Inc.(D)          99,900
3,134,362
Food Lion, Inc.
  (Class "A" Stock)                  291,300
2,457,844
Food Lion, Inc.
  (Class "B" Stock)                   97,300
802,725
Haverty Furniture, Inc.              475,000
6,412,500
Limited, Inc.                        155,700
3,970,350
Officemax, Inc.(D)                   152,100
2,167,425
Toys 'R' Us(D)                       113,000
3,552,437

22,497,643
Specialty Chemicals -- 3.4%
Cambrex Corp.                        104,600
4,811,600
Ferro Corp.                          180,450
4,387,191
French Fragrances, Inc.(D)           300,000
2,737,500
Great Lakes Chemical Corp.            59,600
2,674,550
Lilly Industries, Inc.                68,700
1,416,937
OM Group, Inc.                       110,000
4,028,750

20,056,528
Trucking/Shipping -- 0.8%
Interpool, Inc.                      146,200
2,165,588
Pittston Burlington Group             91,500
2,401,875

4,567,463
Total Common Stocks Investments -- 95.4%
  (Cost: $411,629,035)
$560,385,702

Short-Term Investment -- 4.5% Principal
                                  Amount
Repurchase Agreement
  J.P. Morgan Securities, Inc., 5.74%
  12/31/97 - 01/02/98, Amount Due -
  $26,165,341 (collateralized by
  $26,748,475 U.S. Treasury Bonds,
  11.625%, Due 11/15/02)
  (Cost $26,157,000)                 $26,157
26,157,000

Total Investments -- 99.9%
  (Cost $437,786,035)

$586,542,702
Other Assets, Less Liabilities
Cash
987
Dividends and Interest Receivable
531,541
Receivable for Investments Sold
3,090,108
Payable for Pending Capital Transaction
(890,928)
Payable for Investments Purchased
(2,032,164)

Total Other Assets
  Less Liabilities -- 0.1%
699,544

Net Assets -- 100%
$587,242,246

Net Assets, representing:
Equity of Participants
  83,261,331 Accumulation Units at an
  Accumulation Unit Value of
  $7.0127
583,886,236
Equity of Prudential Insurance
  Company of America
3,356,010

$587,242,246

                     See Notes to Financial
Statements

                     Financial Statements of VCA-
10

                         Statement of Operations


Year Ended
December 31,1997
Investment Income [Note 2B]
  Dividends
$    5,466,987
  Interest
1,209,153
Total Income
6,676,140

Expenses [Note 3]
  Fees Charged to Participants for Investment
Management Fee        1,347,076
  Fees Charged to Participants for Administrative
Expenses          4,041,227

Total Expenses
5,388,303

Investment Income - Net
1,287,837

Realized and Unrealized Gain on Investments - Net
[Note 2B]
  Realized Gain on Investments - Net
112,053,314
  Increase in Unrealized Appreciation on
Investments - Net         33,896,685

Net Gain on Investments
145,949,999

Net Increase In Net Assets Resulting from
Operations           $  147,237,836

                         Statements of Changes in
Net Assets


Year Ended                             December
31, 1997      December 31, 1996
Operations
  Investment Income - Net                $
1,287,837         $    1,676,477
  Realized Gain on Investments - Net
112,053,314             44,992,957
  Increase In Unrealized
  Appreciation on Investments - Net
33,896,685             51,253,048

Net Increase in Net Assets
  Resulting from Operations
147,237,836             97,922,482

Capital Transactions
  Purchase Payments and Transfers In
130,555,810             99,698,241
  Withdrawals and Transfers Out
(181,876,818)           (54,131,908)
  Annual Account Charges Deducted from
   Participants' Accounts [Note 3b]
(125,689)               (81,929)
  Deferred Sales Charge [Note 3c]
(18,599)               (13,057)

Net Increase (Decrease) In Net Assets
  Resulting from Capital Transactions
(51,465,296)            45,471,347

Net Decrease In Net Assets
  Resulting from Surplus Transfers [Note 6]
(32,895)              (980,047)

Total Increase in Net Assets
95,739,645            142,413,782

Net Assets
  Beginning of Year
491,502,601            349,088,819
  End of Year
$587,242,246           $491,502,601

                               See Notes to
Financial Statements

Notes to Financial Statements of VCA-10

NOTE 1: General
        The Prudential Variable Contract Account-
10 (VCA-10 or the Account)
        was established on March 1, 1982 by The
Prudential Insurance Company
        of America (Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (Contract-holders) in connection with retirement arrangements made available to their employees
        (Participants). Its investments are
composed primarily of common
        stocks. All contractual and other
obligations arising under contracts
        participating in VCA-10 are general
corporate obligations of
        Prudential, although Participants'
payments from the Account will
        depend upon the investment experience of the Account.

NOTE 2: Summary of Significant Accounting Policies
        A. Securities Valuation
        Equity Securities
        Securities for which the primary market is on an exchange are generally valued at the last sale price on such
exchanges as of the close of the
        NYSE (which is currently 4:00 p.m. Eastern time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. Nasdaq National Market
System equity securities are
        valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are
valued at the mean between the
        most recently quoted bid and asked prices.
Portfolio securities for
        which market quotations are not readily
available will be valued at
        fair value as determined in good faith
under the direction of the
        Account's Committee.

        Fixed Income Securities
        Fixed income securities will be valued
utilizing an independent
        pricing service to determine valuations
for normal institutional size
        trading units of securities. The pricing service considers such factors as security prices, yields, maturities,
call features, ratings and
        developments relating to specific
securities in arriving at securities
        valuations. Convertible debt securities
that are actively traded in
        the over-the-counter market, including
listed securities for which the
        primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service.

        Short-Term Investments
        Short-term investments having maturities of sixty days or less are valued at amortized cost, which
approximates market value. Amortized
        cost is computed using the cost on the
date of purchase, adjusted for
        constant accrual of discount or
amortization of premium to maturity.

Notes to Financial Statements of VCA-10

        B. Securities Transactions and Investment
Income
        Securities transactions are recorded on
the trade date. Realized gains
        and losses on sales of securities are
calculated on the identified cost
        basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
Income and realized and
        unrealized gains and losses are allocated to the Participants and
        Prudential on a daily basis in proportion to their respective ownership in VCA-10. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

        C. Repurchase Agreements
        Repurchase agreements may be considered
loans of money to the seller of
        the underlying security. VCA-10 will not enter into repurchase agreements unless the agreement is fully collateralized, i.e., the value of the underlying collateral
securities is, and during the
        entire term of the agreement remains, at least equal to the amount of the 'loan' including accrued interest. VCA-
10's custodian will take
        possession of the collateral and will
value it daily to assure that
        this condition is met. In the event that a seller defaults on a repurchase agreement, VCA-10 may incur a loss in the market value of the collateral as well as disposition
costs; and, if a party with whom
        VCA-10 had entered into a repurchase
agreement becomes insolvent,
        VCA-10's ability to realize on the
collateral may be limited or
        delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value
during the insolvency
        proceedings.

        D. Taxes
        The operations of VCA-10 are part of, and are taxed with, the operations of Prudential.  Under the
current provisions of the
        Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts.  As a
result, the Unit Value of VCA-10
        has not been reduced by federal income
taxes.

Notes to Financial Statements of VCA-10

NOTE 3: Charges
        A. Prudential acts as investment manager for VCA-10 under an agreement for Investment Management Services. A
daily charge, at an effective
           annual rate of 1.00% of the current
value of the Participant's
           equity in VCA-10, is paid to
Prudential. Three quarters of this
           charge (0.75%) is for administrative
expenses not provided by the
           annual account charge, and one quarter
(0.25%) is for investment
           management services.

        B. An annual account charge of not more
than $20 is deducted from the
           account of each Participant, if
applicable, at the time of
           withdrawal of the value of all of the
Participant's accounts or at
           the end of the accounting year by
canceling Units. The charge will
           first be made against a Participant's
account under a fixed dollar
           annuity companion contract or fixed
rate option of the nonqualified
           combination contract.  If the
Participant has no account under a
           companion contract or the fixed rate
option, or if the amount under
           the companion contract or the fixed
rate option is too small to pay
           the charge, the charge will be made
against the Participant's
           account in VCA-11. If the Participant
has no VCA-11 account, or if
           the amount under that account is too
small to pay the charge, the
           charge will then be made against the
Participant's VCA-10 account.
           If the Participant has no VCA-10
account, or if it is too small to
           pay the charge, the charge will then be
made against any one or
           more of the Participant's accounts in
VCA-24.

        C. A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return
of contributions. The charge
           is designed to compensate Prudential
for sales and other marketing
           expenses. The maximum deferred sales
charge is 7% on contributions
           withdrawn from an account during the
first year of participation.
           After the first year of participation,
the maximum deferred sales
           charge declines by 1% in each
subsequent year until it reaches 0%
           after seven years. No deferred sales
charge is imposed upon
           contributions withdrawn for any reason
after seven years of
           participation in the Program. In
addition, no deferred sales charge
           is imposed upon contributions withdrawn
to purchase an annuity under
           a Contract, to provide a death benefit,
pursuant to a systematic
           withdrawal plan, to provide a minimum
distribution payment, or in
           cases of financial hardship or
disability retirement as determined
           pursuant to provisions of the
employer's retirement arrangement.
           Further, for all plans other than IRAs,
no deferred sales charge is
           imposed upon contributions withdrawn
due to resignation or
           retirement by the Participant or
termination of the Participant by
           the Contract-holder. Contributions
transferred among VCA-10, VCA-11,
           the Subaccounts of VCA-24, a companion
contract, and the fixed rate
           option of the nonqualified combination
contract are considered to be
           withdrawals from the Account or
Subaccount from which the transfer
           is made, but no deferred sales charge
is imposed upon them. They
           will however, be considered as
contributions to the receiving
           Account or Subaccount for purposes of
calculating any deferred
           sales charge imposed upon their
subsequent withdrawal from it.

Notes to Financial Statements of VCA-10

NOTE 4: Purchases and Sales of Portfolio
Securities
        For the year ended December 31, 1997, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $254,241,763 and
$294,770,635 respectively.

NOTE 5: Unit Transactions
        The number of Accumulation Units issued
and redeemed for the year
        ended December 31, 1997 and 1996 is as
follows:

                                    1997
1996
              Units issued       22,249,667
21,434,824
              Units redeemed     30,520,771
11,719,339

NOTE 6: Net Decrease In Net Assets Resulting from
Surplus Transfers
        The decrease in net assets resulting from surplus transfers represents the net withdrawals from the equity of
Prudential from VCA-10.

NOTE 7: Related Party Transactions
        For the year ended December 31, 1997,
Prudential Securities
        Incorporated, an indirect, wholly owned
subsidiary of Prudential,
        earned $27,462 in brokerage commissions
from portfolio transactions
        executed on behalf of VCA-10. During the year ended December 31, 1997,
        Prudential has advised the Account that it received $18,189 in loan origination fees.

NOTE 8: Participant Loans
        Loans are considered to be withdrawals
from the Account from which the
        loan amount was deducted; however no
deferred sales charge is imposed
        upon them. The principal portion of any
loan repayment, however, will
        be treated as a contribution to the
receiving Account for purposes of
        calculating any deferred sales charge
imposed upon any subsequent
        withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the
outstanding balance of the loan
        will be treated as a withdrawal for
purposes of the deferred sales
        charge. The deferred sales charge will be withdrawn from the same
        Accumulation Accounts, and in the same
proportions, as the loan amount
        was withdrawn. If sufficient funds do not remain in those Accumulation
        Accounts, the deferred sales charge will be withdrawn from the
        Participant's other Accumulation Accounts as well.

        Withdrawals, transfers and loans from VCA-
10 are considered to be
        withdrawals of contributions until all of the Participant's contributions to the Account have been
withdrawn, transferred or
        borrowed. No deferred sales charge is
imposed upon withdrawals of any
        amount in excess of contributions.

        For the year ended December 31, 1997,
$2,202,462 in participant loans
        were withdrawn from VCA-10 and $1,507,302
of principal and interest
        was repaid to VCA-10. For the year ended
December 31, 1996, $1,531,937
        in participant loans was withdrawn from
VCA-10 and $327,958 of
        principal and interest was repaid to VCA-
10. Loan repayments are
        invested in Participant's account(s) as
chosen by the Participant,
        which may not necessarily be VCA-10. The
initial loan proceeds which
        are being repaid may not necessarily have
originated solely from
        VCA-10.
                                            20

                          Report of Independent
Accountants

To the Committee and Participants
of The Prudential Variable Contract Account - 10 of The Prudential Insurance Company of America

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
The Prudential Variable Contract Account - 10 of
The Prudential Insurance
Company of America (the "Account") at December 31,
1997, the results of its
operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended December 31, 1995 were audited by other independent accountants whose report thereon dated February
15, 1996 expressed an
unqualified opinion on those financial highlights.

Price Waterhouse LLP
New York, New York
February 18, 1998
                                            21

        Financial Highlights for VCA-11

Income and Capital Changes Accumulation Per Unit*
 (For a Unit outstanding throughout the period)


Year Ended December 31,

1997        1996       1995     1994       1993
Investment Income                           $
 .1353   $  .1281   $  .1313   $  .0912   $  .0682
Expenses
  For investment management fee
 .0059      .0056      .0054      .0052      .0050
  For administrative expenses not covered
   by the annual account charge
 .0178      .0170      .0160      .0154      .0150

Net Increase in Unit Value
 .1116      .1055      .1099      .0706      .0482

Unit Value
  Beginning of year
2.3210     2.2155     2.1056     2.0350     1.9868
  End of year
$2.4326    $2.3210    $2.2155    $2.1056
$2.0350

Ratio Of Expenses To Average Net Assets**
 .98%       .98%       .99%      1.00%      1.00%
Ratio Of Net Investment Income To
  Average Net Assets**
4.73%      4.57%      5.08%      3.42%      2.40%

Number of Units Outstanding
  For Participants at end of year
  (000's omitted)
35,757     38,315     34,136     35,448     29,421

*Calculated by accumulating the actual per unit amounts daily.
**These calculations exclude Prudential's equity in VCA-11.

The above table does not reflect the annual account charge, which does not affect the Unit Value of VCA-11.

This charge is made by reducing Participants' accounts by a number of Units equal in value to the charge.

                          See Notes to Financial
Statements

                          Financial Statements of
VCA-11

                 Statement of Net Assets as of
December 31, 1997

Short-Term
Principal
Investments [Note 2]
Amount              Value
Commercial Paper -- 38.3%
American Home
Products Corp., 5.78%
Due 2/26/98
$851,000           $843,212

Aon Corp., 5.79%
Due 3/30/98
1,100,000          1,078,947

Associates Corp. of
North America., 5.87%
Due 1/23/98
3,000,000          2,980,923

Barton Capital Corp., 5.95%
Due 2/9/98
1,000,000            993,390

Corestates Capital Corp.,
5.93% Due 8/28/98#
1,000,000          1,000,000

Duke Capital Corp., 5.90%
Due 1/23/98
1,000,000            992,953

General Signal Corp., 5.80%
Due 1/26/98
420,000            418,241

Johnson Controls, 5.90%
Due 2/27/98
1,000,000            989,019

Liquid Asset Backed
Securities Trust Series, 5.97%#
Due 12/22/98
1,000,000          1,000,000

Mont Blanc Capital Corp, 5.88%
Due 1/28/98
1,000,000            992,160

Morgan Stanley
Dean Witter Discover & Co.,
6.07% Due 11/16/98#
2,000,000          2,000,000

Old Line Funding Corp., 5.88%
Due 1/30/98
1,000,000            991,351

Safeco Corp, 5.70%
Due 1/23/98
3,000,000          2,963,425

Short Term Card
Account Trust, 6.00%#
Due 1/15/98
4,000,000          4,000,000

Short Term Repackaged
Asset Trust, 6.00%#
Due 12/15/98
1,000,000          1,000,000

Smith Barney
Shearson Inc., 5.62%
Due 1/21/98
2,000,000          1,975,959

SMM Trust Notes, 6.00%#
Due 12/14/98
2,000,000          2,000,000

Special Purpose Account
Receivable Coop Corp., 5.82%
Due 2/27/98
2,000,000          1,975,103

Strategic Money
Market Trust, 5.91%#
Due 12/16/98
1,000,000          1,000,000

Travelers Property
Casualty Co., 6.15%
Due 1/20/98
$1,000,000           $995,217

WCP Funding, Inc., 5.80%
Due 2/2/98
1,000,000            989,367

Bank of Montreal, 5.68%
Due 2/17/98
3,000,000          2,957,872

34,137,139
Other Corporate Debt -- U.S. - 31.9%
(Medium Term Notes, Corporate Bonds)

American General Finance,
7.25% Corporate Bond,
Due 3/1/98
3,000,000          3,006,849

Associates Corp. of North America,
8.38% Corporate Bond,
Due 1/15/98
500,000            500,501

Associates Corp. of North America,
8.80% Corporate Bond,
Due 8/1/98
470,000            477,350

BellSouth Telecommunications Inc.
9.25% Corporate Bond,
Due 1/15/98
150,000            150,187

Beneficial Corp.,
9.13% Medium Term Note,
Due 2/15/98
2,000,000          2,007,016

Beneficial Corp.,
9.13% Corporate Bond,
Due 2/15/98
765,000            768,009

Ford Motor Credit,
5.85%
Due 3/26/98
500,000            499,755

Ford Motor Credit,
9.00%
Due 3/25/98
525,000            528,726

General Electric Capital Corp.,
13.50% Medium Term Note,
Due 1/20/98
4,000,000          4,015,068

General Motors Acceptance Corp.,
7.30% Medium Term Note,
Due 2/2/98
440,000            440,485

General Motors Acceptance Corp.,
6.90% Medium Term Note,
Due 2/19/98
515,000            515,637

General Motors Acceptance Corp.,
5.86% Medium Term Note,
Due 2/23/98
1,250,000          1,249,922

General Motors Acceptance Corp.,
6.25% Medium Term Note,
Due 5/15/98
2,600,000          2,599,687

                           See Notes to Financial
Statements

                        Financial Statements of
VCA-11

                Statement of Net Assets as of
December 31, 1997


Short-Term
Principal
Investments [Note 2]
Amount              Value
Goldman Sachs Group LP
6.00% Medium Term Note,
Due 12/17/98#                                    $
3,800,000        $ 3,800,000

Household Finance Corp.
5.90% Medium Term Note,
Due 1/13/98#
1,250,000          1,250,069

Merrill Lynch & Co.,
9.00% Corporate Bond,
Due 5/1/98
1,000,000          1,008,896

Merrill Lynch & Co.,
5.96% Medium Term Note,
Due 10/8/98#
3,000,000          2,999,774

Morgan Stanley Dean Witter
Discover & Co., 6.34%
Medium Term Note,
Due 3/9/98#
550,000            550,338

NBD Bank
5.00% Bank Note,
Due 1/30/98
1,000,000            999,168

NationBank Corp.,
6.63%  Corporate Bond,
Due 1/15/98
100,000            100,028

Pitney Bowes Credit Corp.,
6.25% Corporate Bond,
Due 6/1/98
1,000,000          1,000,925

28,468,390
Other Bank Related Instruments -- U.S. - 6.1%
(Bank Notes)

American Express Centurion Bank,
5.57% Bank Note,
Due 8/21/98#
1,500,000          1,500,942

5.94% Bank Note,
Due 3/3/98#
1,000,000          1,000,026

FCC National Bank,
5.85% Bank Note,
Due 7/2/98#
975,000            974,622

US Bank, NA.,
5.86% Bank Note,
Due 12/4/98#
2,000,000          1,999,091

5,474,681
Certificates of Deposit -- Foreign - 5.4%
Canadian Imperial
Bank of Commerce, 5.95%
Due 6/29/98, 5.95%
300,000            299,901
Due 10/6/98, 5.79%
2,500,000          2,496,949

Royal Bank of Canada, 6.16%
Due 4/15/98
2,000,000          2,000,276

4,797,126
Commercial Paper -- Yankee - 2.2%
ING America Insurance
Holdings Inc., 5.74%
Due 4/3/98                                       $
1,000,000          $ 985,012

Svenska Handelsbanken,
Inc., 5.72%
Due 3/16/98
1,000,000            985,700

1,970,712
Certificate of Deposit -- Yankee - 13.5%
Abbey National Treasury
Services, 5.81%
Due 3/3/98
2,000,000          2,000,000

Credit Agricole
Indosuez, 5.95%
Due 10/21/98
1,000,000            999,617

ING Bank, 5.81%
Due 3/5/98
2,000,000          1,999,917

Landesbank Hessen -
Thuringren Giroz, 5.94%
Due 6/19/98
1,000,000            999,735

Morgan Guaranty
Trust Co., 5.79%
Due 3/16/98
1,000,000          1,000,053

National Westminster
Bank PLC., 5.80%
Due 1/7/98
1,000,000          1,000,003

Societe Generale, 5.77%
Due 1/9/98
2,000,000          1,999,985

Swiss Bank Corp., 5.77%
Due 1/30/98
2,000,000          1,999,752

11,999,062
Total Short-Term Investments -- 97.4%
(Cost: $86,847,110)
86,847,110

Other Assets, Less Liabilities
Cash
463

Receivable for Pending Capital Transaction
1,096,094

Interest Receivable
1,227,046

Total Other Assets, Less Liabilities -- 2.6%

2,323,603
Net Assets -- 100%
89,170,713

Net Assets, representing:
Equity of Participants
35,756,915  Accumulation Units at an
Accumulation Unit Value of
$2.4326
86,981,127

Equity of Prudential Insurance
Company of America
2,189,586

$89,170,713

#Indicates a variable rate security. Rate shown is rate in effect at December
31, 1997.
                       See Notes to Financial
Statements

                   Financial Statements of VCA-11

                       Statement of Operations


Year Ended
December 31, 1997
Investment Income [Note 2]
Interest
$  5,208,873

Expenses [Note 3]
Fees Charged to Participants for Investment
Management Services       223,246
Fees Charged to Participants for Administrative
Expenses              669,737

Total Expenses
892,983

Net Investment Income and Net Increase In Net
Assets Resulting from
Operations
$  4,315,890

                       Statements of Changes in
Net Assets

Year Ended
December 31, 1997        December 31, 1996
Net Increase in Net Assets Resulting from
Operations       $  4,315,890             $
3,872,593

Capital Transactions
Purchase Payments and Transfers In [Note 6 and 7]
151,277,326               97,217,613
Withdrawals and Transfers Out [Note 6 and 7]
(157,195,054)             (87,648,372)
Annual Account Charges Deducted from
Participants' Accounts [Note 4]
(58,601)                 (40,724)
Deferred Sales Charge [Note 5]
(8,370)                  (8,659)

Net Increase/(Decrease) In Net Assets
Resulting from Capital Transactions
(5,984,699)               9,519,858

Net Decrease In Net Assets Resulting from
Surplus Transfers [Note 8]
--                      (89,828)

Total Increase in Net Assets
(1,668,809)              13,302,623

Net Assets
Beginning of Year
90,839,522               77,536,899
End of Year
$89,170,713              $90,839,522

                            See Notes to Financial
Statements

Notes to Financial Statements of VCA-11

NOTE 1: General
        The Prudential Variable Contract Account-
11 (VCA-11 or the Account) was
        established on March 1, 1982 by The
Prudential Insurance Company of
        America (Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified
management investment company
        under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees
(Participants).  Its
        investments are primarily composed of
short-term securities.  All
        contractual and other obligations arising under contracts participating in VCA-11 (the "Contracts") are general
corporate obligations of
        Prudential, although Participants'
payments from the Account will
        depend upon the investment experience of the Account.

NOTE 2: Summary of Significant Accounting Policies
        A. Valuation of Short-Term Investments
        Pursuant to an exemptive order from the
Securities and Exchange
        Commission, securities having a remaining maturity of one year or less are valued at amortized cost which
approximates market value. Amortized
        cost is computed using the cost on the
date of purchase adjusted for
        constant accretion of discount or
amortization of premium to maturity.
        The rate displayed is the effective yield from the date of purchase to the date of maturity.

        B. Income Recognition
        Security transactions are recorded on
trade date.  Interest income is
        accrued daily. Income on investments is allocated to the Participants and Prudential on a daily basis in
proportion to their respective
        equities in VCA-11. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

        C. Taxes
        The operations of VCA-11 are part of, and are taxed with, the operations of Prudential.  Under the
current provisions of the Internal
        Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-11 to the extent the
earnings are credited under the
        contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

NOTE 3: Expenses
        Prudential acts as investment manager for VCA-11 under an agreement for
        Investment Management Services. A daily
charge, at an effective annual
        rate of 1.00% of the current value of the Participants' equity in
        VCA-11, is paid to Prudential.  Three
quarters of this charge (0.75%)
        is for administrative expenses not
provided by the annual account
        charge, and one quarter (0.25%) is for
investment management services.

Notes to Financial Statements of VCA-11

NOTE 4: Annual Account Charge
        An annual account charge of not more than $20 annually is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the
Participant's accounts or at the
        end of the accounting year by canceling
Units.  The charge will first
        be made against a Participant's account
under a fixed dollar annuity
        companion contract or fixed rate option of the nonqualified combination contract.  If the Participant has no
account under a companion contract
        or the fixed rate option, or if the amount under the companion contract or the fixed rate option is too small to pay the charge, the charge will be made against the Participant's
account in VCA-11.  If the
        Participant has no VCA-11 account, or if the amount under that account is too small to pay the charge, the charge will then be made against the Participant's VCA-10 account. If the Participant has no VCA-10 account, or if it is too small to pay the charge, the charge will then be made against any one or more of the
Participant's accounts in
        VCA-24.

NOTE 5: Deferred Sales Charge
        A deferred sales charge is imposed upon
that portion of certain
        withdrawals which represents a return of contributions. The charge is designed to compensate Prudential for
sales and other marketing
        expenses.  The maximum deferred sales
charge is 7% on contributions
        withdrawn from an account during the first year of participation. After the first year of participation, the
maximum deferred sales charge
        declines by 1% in each subsequent year
until it reaches 0% after seven
        years.  No deferred sales charge is
imposed upon contributions
        withdrawn for any reason after seven years of participation in the
        Program. In addition, no deferred sales charge is imposed upon contributions withdrawn to purchase an
annuity under a Contract, to
        provide a death benefit, pursuant to a
systematic withdrawal plan, to
        provide a minimum distribution payment, or in cases of financial hardship or disability retirement as
determined pursuant to provisions
        of the employer's retirement arrangement.
Further, for all plans other
        than IRAs, no deferred sales charge is
imposed upon contributions
        withdrawn due to resignation or retirement by the Participant or termination of the Participant by the
Contract-holder.  Contributions
        transferred among VCA-10, VCA-11, the
Subaccounts of VCA-24, a
        companion contract, and the fixed rate
option of the nonqualified
        combination contract are considered to be withdrawals from the Account or Subaccount from which the transfer is made, but no deferred sales charge is imposed upon them. They will, however, be considered as contributions to the receiving Account or Subaccount for purposes of calculating any deferred sales charge
imposed upon their subsequent
        withdrawal from it.

NOTE 6: Unit Transactions
        The number of Units issued and redeemed
for the years ended December
        31, 1997 and 1996 is as follows:

                              1997          1996
        Units issued       63,669,685
42,970,959
        Units redeemed     66,228,235
38,791,430

                                    36

Notes to Financial Statements of VCA-11

NOTE 7: Participant Loans
        Loans are considered to be withdrawals
from the Account from which the
        loan amount was deducted, though they are not considered a withdrawal from the Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving
Account for purposes of
        calculating any deferred sales charge
imposed upon any subsequent
        withdrawal. If the Participant defaults on the loan, for example, by failing to make required payments, the
outstanding balance of the loan
        will be treated as a withdrawal for
purposes of the deferred sales
        charge. The deferred sales charge will be withdrawn from the same
        Accumulation Accounts, and in the same
proportions, as the loan amount
        was withdrawn. If sufficient funds do not remain in those Accumulation
        Accounts, the deferred sales charge will be withdrawn from the
        Participant's other Accumulation Accounts as well.

        Withdrawals, transfers and loans from VCA-
11 are considered to be
        withdrawals of contributions until all of the Participant's contributions to the Account have been
withdrawn, transferred or
        borrowed.  No deferred sales charge is
imposed upon withdrawals of any
        amount in excess of contributions.

        For the year ended December 31, 1997,
$553,894 in participant loans was
        withdrawn from VCA-11 and $330,318 of
principal and interest was
        repaid to VCA-11.  For the year ended
December 31, 1996, $648,000 in
        participant loans were withdrawn from VCA-
11 and $105,290 of principal
        and interest was repaid. Loan repayments are invested in Participant's account(s) as chosen by the Participant, which may not necessarily be
        VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from
VCA-11. During the year ended
        December 31, 1997, Prudential has advised the Account that it received
        $5,456 in loan origination fees.

NOTE 8: Net Decrease In Net Assets Resulting From
Surplus Transfers
        The decrease in net assets from surplus
for the year ended December
        31, 1996 represents the net withdrawals
from the Equity of Prudential
        to VCA-11.
                                          37

                       Report of Independent
Accountants

To the Committee and Participants
of The Prudential Variable Contract Account - 11 of The Prudential Insurance Company of America

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
The Prudential Variable Contract Account - 11 of
The Prudential Insurance
Company of America (the "Account") at December 31,
1997, the results of its
operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
The financial highlights for
each of the three years in the period ended
December 31, 1995 were audited by
other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.

Price Waterhouse LLP
New York, New York
February 18, 1998
                                              38

                         Financial Statements of
VCA-24

Statements of Net Assets
December 31, 1997


Subaccounts

Diversified    Flexible      Conservative
Government
                               Equity
Bond        Managed        Balanced      Stock
Index       Global       Income
Investment in Shares of
The Prudential Series Fund,
Inc. Portfolios at Net
Asset Value [Note 2]          $550,114,101
$43,042,926   $187,112,224   $129,204,878
$376,834,345   $71,546,428   $27,983,073

Receivable for Pending
Capital Transactions               796,244
107,678        346,945        327,471
608,232      (637,853)       86,485

Net Assets                    $550,910,345
$43,150,604   $187,459,169   $129,532,349
$377,442,577   $70,908,575   $28,069,558

Net Assets Representing:
Equity of Participants        $549,996,263
$42,824,536   $186,796,529   $129,089,519
$377,366,205   $70,700,120   $27,709,085
Equity of The Prudential
Insurance Company of America       914,082
326,068        662,640        442,830
76,372       208,455       360,473
                              $550,910,345
$43,150,604   $187,459,169   $129,532,349
$377,442,577   $70,908,575   $28,069,558

Statements of Operations
December 31, 1997


Subaccounts

Diversified    Flexible      Conservative
Government
                                 Equity
Bond        Managed        Balanced      Stock
Index       Global       Income
Investment Income
Ordinary Dividend
Distributions                  $11,498,123
$3,021,853     $5,183,020     $5,715,818
$4,912,091      $870,194    $1,697,694
Expense [Note 3]
Fees Charged to Participants
for Administrative Purposes      3,667,562
312,664      1,261,127        913,637
2,492,751       530,927       190,627
Net Investment Income            7,830,561
2,709,189      3,921,893      4,802,181
2,419,240       339,267     1,507,067

Net Realized and Unrealized
Gains/(Losses) on Investments

Capital Gains Distributions
Received                       29,,253,459
497,453     27,843,079     13,853,234
10,420,525     3,395,526          --
Net Realized Gain/(loss)
on Investments                   8,178,090
406,767        867,972        891,507
29,340,589     4,752,834        68,047

Net Increase/(Decrease) in
Unrealized Appreciation on
Investments                     56,904,165
(487,274)    (6,558,751)    (5,133,944)
48,403,737    (4,891,363)      619,218

Net gain/(loss) on Investments  94,335,714
(416,946)    22,152,300      9,610,797
88,164,851     3,256,995       687,265

Net Increase in Net Assets
Resulting From Operations     $102,166,275
$3,126,135    $26,074,193    $14,412,978
$90,584,091    $3,596,262   $ 2,194,332

                            See Notes to Financial
Statements

                          Financial Statements of
VCA-24

Statements of Changes in
Net Assets


Subaccounts

Diversified                   Flexible
Conservative
                          Equity
Bond                        Managed
Balanced
For The Year
Ended              Dec. 31,      Dec. 31,
Dec. 31,     Dec. 31,      Dec. 31,      Dec. 31,
Dec. 31,     Dec. 31,
                     1997          1996
1997          1996         1997          1996
1997         1996

Net Increase in
Net Assets
Resulting From
Operations        $102,166,275  $  60,358,664
$3,126,135  $ 1,546,819    $26,074,193  $
15,969,834    $14,412,978  11,596,557

Accumulation Unit
Transactions
Purchase Payments
and Transfers In
[Note]             121,805,148    107,762,703
18,584,881   16,922,821     41,634,688
35,973,030     25,368,814  23,331,996

Withdrawals and
Transfers Out
[Note 8]           (91,090,400)   (67,865,025)
(21,015,014) (10,193,617)   (29,141,883)
(16,883,257)   (22,504,515)(16,708,605)

Annual Account
Charges Deducted
From Participants'
Accumulation
Accounts [Note 4]     (117,988)       (72,051)
(10,410)      (6,607)       (43,728)
(22,032)       (40,348)    (22,848)

Deferred Sales
Charges [Note 5]       (23,487)       (41,536)
(4,947)      (1,904)       (16,791)       (13,233)
(16,349)    (18,558)

Net Increase In
Net Assets
Resulting From
Accumulation
Unit
Transactions        30,573,273     39,784,091
(2,445,490)   6,720,693     12,432,286
19,054,508      2,807,602   6,581,985

Net Increase/
(Decrease) in
Net Assets
From Surplus
Transfers [Note 9]
                       466,278         38,568
(428)      82,046        197,552         49,378
(18,742)    105,299

Total Increase/
(Decrease) in
Net Assets         133,205,826    100,181,323
680,217    8,349,558     38,704,031     35,073,720
7,201,838  18,283,841

Net Assets
Beginning of Year  417,704,519    317,523,196
42,470,387   34,120,829    148,755,108
113,681,388    112,330,511  94,046,670
End of Year       $550,910,345   $417,704,519
$43,150,604  $42,470,387   $187,459,169
$148,755,108    $129,532,349$112,330,511
</TALE>

                             See Notes to
Financial Statements

                                             41


                              Financial Statements
of VCA-24

Statements of Changes in
Net Assets (Continued)



Subaccounts
                                            Stock
Government
                                            Index
Global                            Income
For The Year Ended               Dec. 31, 1997
Dec. 31, 1996   Dec. 31, 1997    Dec. 31, 1996
Dec. 31, 1997    Dec. 31, 1996
Net Increase in Net Assets
Resulting From Operations          $90,584,091
$  40,738,078     $3,596,262       $  8,503,25
$2,194,332       $382,850

Accumulation Unit Transactions
Purchase Payments and
Transfers In [Note 728]            181,212,650
115,280,494     49,069,899        33,765,226
6,782,174      6,801,398

Withdrawals and
Transfers Out [Note 728]          (162,976,223)
(29,386,854)   (41,635,174)      (19,175,405)
(7,674,707)    (6,189,358)
Annual Account Charges
Deducted From Participants'
Accumulation Accounts [Note 4]         (68,031)
(16,784)        (8,545)           (1,664)
(5,815)        (1,991)
Deferred Sales Charges [Note 5]        (21,400)
(11,937)        (7,118)           (7,142)
(3,428)        (4,146)
Net Increase In Net Assets
Resulting From Accumulation
Unit Transactions                   18,176,996
85,864,919      7,419,062        14,581,015
(895,961)       605,903
Net Increase/(Decrease)
in Net Assets From Surplus
Transfers [Note 9]                     (45,282)
284,992         20,298           143,785
(5,618)        85,679
Total Increase/(Decrease) in
Net Assets                         108,715,805
126,887,989     11,035,622        23,228,051
1,292,753      1,074,432
Net Assets
Beginning of Year                 $268,726,772
141,838,783     59,872,953        36,644,902
26,776,805     25,702,373

End of Year                       $377,442,577
$268,726,772    $70,908,575       $59,872,953
$28,069,558    $26,776,805

                                         See Notes
to Financial

Statements Notes to Financial Statements of VCA-24

NOTE 1: General
        The Prudential Variable Contract Account-
24 (VCA-24 or the Account)
        was established on April 29, 1987 by The
Prudential Insurance Company
        of America (Prudential) under the laws of the State of New Jersey and is registered as a unit investment trust under the Investment Company
        Act of 1940, as amended. VCA-24 has been designed for use by employers
        (Contract-holders) in making retirement
arrangements on behalf of
        their employees (Participants).

        The Account is comprised of seven
Subaccounts.  Each of the Subaccounts
        invests in a corresponding portfolio of
The Prudential Series Fund,
        Inc. ("the Fund"). The Equity Subaccount invests in the Equity
        Portfolio, the Diversified Bond Subaccount in the Diversified Bond
        Portfolio, the Flexible Managed Subaccount in the Flexible Managed
        Portfolio, the Conservative Balanced
Subaccount in the Conservative
        Balanced Portfolio, the Stock Index
Subaccount in the Stock Index
        Portfolio, the Global Subaccount in the
Global Portfolio, and the
        Government Income Subaccount in the
Government Income Portfolio.  All
        contractual and other obligations arising under contracts participating in VCA-24 (the "Contracts") are general
corporate obligations of
        Prudential, although Participants'
payments from the Account will
        depend upon the investment experience of the Account.

        Significant Accounting Policies
        Investments--The investments in shares of the Series Fund are stated
        at the net asset value of the respective portfolio.
        Security Transactions--Realized gains and losses on security transactions are reported on an average
cost basis. Purchase and sale
        transactions are recorded as of the trade date of the security being purchased or sold.
        Distributions Received--Dividend and
capital gain distributions
        received are reinvested in additional
shares of the Series Fund and
        are recorded on ex-dividend date.

NOTE 2: Investment Information
        The number of shares of each portfolio of the Fund, the Net Asset
        Value (NAV) per share for each portfolio held by the Subaccounts of
        VCA-24, and the aggregate cost of
investments in such shares as of
        December 31, 1997 are as follows:

                               Diversified
Flexible   Conservative     Stock
Government
                     Equity        Bond
Managed      Balanced      Index        Global
Income
Number of Shares    17,706,154      3,905,236
10,828,072      8,630,794     12,469,882
3,991,771       2,428,483
NAV per Share     $      31.07   $      11.02   $
17.28   $      14.97   $      30.22    $     17.92
$     11.52
Cost at 12-31-97  $412,513,044   $ 42,460,616   $
183,605,437   $127,337,216   $257,857,835
$64,720,667     $27,074,860

NOTE 3: Expenses
        A daily charge at an effective annual rate of 0.75% of the Net Asset
        Value of each Subaccount of VCA-24 is paid to Prudential for administrative expenses not provided by
the annual account charge.

NOTE 4: Annual Account Charge
        An annual account charge is deducted from the account of each
        Participant, if applicable, at the time of withdrawal of the value of all of the Participant's accounts or at
the end of the accounting year
        by canceling Units. The charge will first be made against a
        Participant's account under a fixed dollar annuity companion contract or fixed rate option of the non-qualified combination contract. If the Participant has no account under a
fixed contract, or if the
        amount under a fixed contract is too small to pay the charge, the charge will be made against the
Participant's account in VCA-11.  If
        the Participant has no VCA-11 account or if the amount under that account is too small to pay the charge,
the charge will then be made
        against the Participant's VCA-10 account.
If the Participant has no
        VCA-10 account, or if it is too small to pay the charge, the charge will then be made against any one or more of the Participant's accounts in VCA-24.  The annual account
charge will not exceed $20 and
        is paid to Prudential.

Notes to Financial Statements of VCA-24

NOTE 5: Deferred Sales Charge
        A deferred sales charge is imposed upon
the withdrawal of certain
        purchase payments to compensate Prudential for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn during the first year of participation. After the first year of participation, the
maximum deferred sales charge
        declines by 1% in each subsequent year
until it reaches 0% after seven
        years.  No deferred sales charge is
imposed upon contributions
        withdrawn for any reason after seven years of participation in a
        Program. In addition, no deferred sales charge is imposed upon contributions withdrawn to purchase an
annuity under a Contract, to
        provide a death benefit, pursuant to a
systematic withdrawal plan, to
        provide a minimum distribution payment, or in cases of financial hardship or disability retirement as
determined pursuant to provisions
        of the employer's retirement arrangement.
Further, for all plans other
        than IRAs, no deferred sales charge is
imposed upon contributions
        withdrawn due to resignation or retirement by the Participant or termination of the Participant by the
Contract-holder.  Contributions
        transferred among VCA-10, VCA-11, the
Subaccounts of VCA-24, the
        companion contract, and the fixed rate
option of the non-qualified
        combination contract are considered to be withdrawals from the Account or Subaccount from which the transfer is made, but no deferred sales charge is imposed upon them. They will, however, be considered as contributions to the receiving Account or Subaccount for purposes of calculating any deferred sales charge
imposed upon their subsequent
        withdrawal.

NOTE 6: Taxes
        The operations of VCA-24 are part of, and are taxed with, the operations of Prudential.  Under the
current provisions of the
        Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-24 to the extent the earnings are credited under the Contracts.  As a
result, the Unit Value of VCA-24
        has not been reduced by federal income
taxes.

NOTE 7: Unit Transactions
        The number of units issued and redeemed
during the year ended December
        31, 1997 is as follows:


1997

                                Diversified
Flexible   Conservative       Stock
Government
                     Equity        Bond
Managed     Balanced         Index        Global
Income
Units issued       34,271,390    8,670,060
15,321,216    10,666,326    47,348,967
25,888,774    4,382,451
Units redeemed    25,563,791    9,835,849
10,818,000     9,398,610    41,979,915
21,818,089    5,046,046

        The number of units issued and redeemed
during the year ended December
31, 1995 is as follows:


1996
                                Diversified
Flexible   Conservative       Stock
Government
                     Equity        Bond
Managed     Balanced         Index        Global
Income
Units issued       38,166,239     8,526,394
15,805,415  11,333,358     38,820,747
20,934,314    4,744,681
Units redeemed     24,107,858     5,157,724
7,545,387   8,176,690      9,951,304    11,868,491
4,337,932

                                      44

Notes to Financial Statements of VCA-24

NOTE 8: Participant Loans
        Loans are considered to be withdrawals
from the Subaccount from which
        the loan amount was deducted, however, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Subaccount for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required
payments, the outstanding balance of
        the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the
same proportions, as the loan
        amount was withdrawn. If sufficient funds do not remain in those
        Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant's other Accumulation
Accounts as well.

        Withdrawals, transfers and loans from each Subaccount of VCA-24 are considered to be withdrawals of
contributions until all of the
        Participant's contributions to the
Subaccount have been withdrawn,
        transferred or borrowed.  No deferred
sales charge is imposed upon
        withdrawals of any amount in excess of
contributions.

       For the year ended December 31, 1997, the amount of participant loans that was withdrawn from the Subaccounts and the amount of principal and interest that was repaid to the Subaccounts is as follows:


1997
                                Diversified
Flexible   Conservative       Stock
Government
                     Equity        Bond
Managed     Balanced         Index        Global
Income
Loans              $2,257,704     $341,223
$1,199,224    $621,979     $1,840,620     $517,512
$224,852
Repayments         $1,331,530     $206,579     $
677,861    $397,144     $1,105,869     $315,438
$ 76,945

        For the year ended December 31, 1996, the amount of participant loans that was withdrawn from the Subaccounts
and the amount of principal
        that was repaid to the Subaccounts was as follows:


1996
                                Diversified
Flexible   Conservative       Stock
Government
                     Equity        Bond
Managed     Balanced         Index        Global
Income
Loans              $1,610,377     $281,245
$1,024,086     $525,796       $907,097
$385,925      $133,569
Repayments         $  984,613     $106,832    $
462,771     $235,430       $503,734     $195,908
$ 49,505

        Loan repayments are invested in
Participant's account(s) as chosen by
        the Participant, which may not necessarily be the Subaccount from which the loan amount was deducted. The initial loan proceeds which are being repaid may not necessarily have
originated solely from the
        Subaccounts of VCA-24.

NOTE 9: Net Increase/(Decrease) In Net Assets
Resulting From Surplus Transfers
        The increase (decrease) in net assets
resulting from surplus transfers
        represents the net contributions to the
Equity of Prudential to VCA-24.
        The decrease in net assets resulting from surplus transfers represents the net withdrawals from the Equity of
Prudential from VCA-24.

Notes to Financial Statements of VCA-24

Note 10:  Condensed Financial Information
          Accumulation Unit Values for VCA-24 Unit


Equity                        01/01/97
01/01/96      01/01/95    01/01/94      01/01/93
                                 to           to
to          to             to
                              12/31/97
12/31/96      12/31/95    12/31/94      12/31/93
Beginning of year (rounded)    $3.1487    $ 2.6769
$ 2.0541    $ 2.0136    $ 1.6646
End of year (rounded)          $3.8962    $ 3.1487
$ 2.6769    $ 2.0541    $ 2.0136
Accumulation Units
Outstanding at end of year
(000 omitted)                  141,162     132,455
118,394      99,323      79,985

Diversified Bond              01/01/97
01/01/96      01/01/95     01/01/94      01/01/93
                                 to            to
to           to            to
                              12/31/97
12/31/96      12/31/95     12/31/94      12/31/93
Beginning of year (rounded)    $2.0789      $
2.0065      $ 1.6746     $ 1.7435      $ 1.5950
End of year (rounded)          $2.2404      $
2.0789      $ 2.0065     $ 1.6746      $ 1.7435
Accumulation Units
Outstanding at end of year
(000 omitted)                   19,114
20,280        16,898       14,575        14,481

Flexible Managed              01/01/97
01/01/96       01/01/95    01/01/94      01/01/93
                                 to            to
to          to            to
                              12/31/97
12/31/96       12/31/95    12/31/94      12/31/93
Beginning of year (rounded)    $2.4854      $
2.2038       $ 1.7886    $ 1.8609      $ 1.6223
End of year (rounded)          $2.9103      $
2.4854       $ 2.2038    $ 1.7886      $ 1.8609
Accumulation Units
Outstanding at end of year
(000 omitted)                   64,184
59,681         51,419      44,729        36,035

Conservative Balanced          01/01/97
01/01/96       01/01/95   01/01/94      01/01/93
                                  to            to
to         to            to
                               12/31/97
12/31/96       12/31/95   12/31/94      12/31/93
Beginning of year (rounded)     $2.2364      $
1.9993       $ 1.7175   $ 1.7473      $ 1.5691
End of year (rounded)           $2.5165      $
2.2364       $ 1.9993   $ 1.7175      $ 1.7473
Accumulation Units
Outstanding at end of year
(000 omitted)                    51,297
50,029         46,873     43,594        36,932

Stock Index                    01/01/97
01/01/96       01/01/95   01/01/94      01/01/93
                                  to            to
to         to            to
                               12/31/97
12/31/96       12/31/95   12/31/94      12/31/93
Beginning of year (rounded)     $3.3302      $
2.7378       $ 2.0123   $ 2.0072      $ 1.8440
End of year (rounded)           $4.3910      $
3.3302       $ 2.7378   $ 2.0123      $ 2.0072
Accumulation Units
Outstanding at end of year
(000 omitted)                    85,941
80,572         51,701     40,522        32,178

Global                         01/01/97
01/01/96       01/01/95   01/01/94      01/01/93
                                  to            to
to         to            to
                               12/31/97
12/31/96       12/31/95   12/31/94      12/31/93
Beginning of year (rounded)     $1.7836      $
1.4975        $1.3020   $ 1.3791      $ 0.9707
End of year (rounded)           $1.8815      $
1.7836        $1.4975   $ 1.3020      $ 1.3791
Accumulation Units
Outstanding at end of year
(000 omitted)                    37,576
33,505         24,439     21,739        12,368

Government Income              01/01/97
01/01/96       01/01/95   01/01/94      01/01/93
                                  to            to
to         to            to
                               12/31/97
12/31/96       12/31/95   12/31/94      12/31/93
Beginning of year (rounded)     $1.4943      $
1.4730       $ 1.2421   $ 1.3196      $ 1.1811
End of year (rounded)           $1.6267      $
1.4943       $ 1.4730   $ 1.2421      $ 1.3196
Accumulation Units
Outstanding at end of year
(000 omitted)                    17,033
17,697         17,289     16,140        15,556

                                     Report of
Independent Accountants

To the Contract Holders
of The Prudential Variable Contract Account - 24 and the Board of Directors of The Prudential Insurance Company of America

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Equity Subaccount, the
Diversified Bond Subaccount, the Flexible Managed
Subaccount, the Conservative
Balanced Subaccount, the Stock Index Subaccount, the Global Subaccount and the
Government Income Subaccount (separately managed portfolios of The Prudential
Variable Contract Account - 24 of The Prudential
Insurance Company of America;
the "Account") at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the
Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential
Series Fund, Inc. at December
31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
February 18, 1998